Material Accounting Policy Information - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2025
Office Equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives for the current period	5 years
Office Unit [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives for the current period	64 years